Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Property and Equipment [Line Items]
Total	$ 561,371	$ 440,015	$ 429,951
Accumulated depreciation	(447,699)	(350,916)	(366,248)
Loss of disposal of property and equipment
Property and equipment, net	113,672	89,099	63,703
Office Furniture and Fittings [Member]
Schedule of Property and Equipment [Line Items]
Total	49,596	38,875	38,753
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Total	444,116	348,108	380,096
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total	$ 67,659	$ 53,032	$ 11,102